Operating Segments - Summary of Information about Each Reportable Segment and Reconciliation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Depreciation and amortization	$ (147)	$ (145)	$ (150)
Restructuring costs	(14)	(56)	(8)
Loss before income tax	(95)	(466)	(1,734)
Income tax expense	(63)	(19)	(6)
Share of loss of equity-accounted investees (net of tax)	(8)	(7)	(8)
Loss for the year	(158)	(485)	(1,740)
Reportable segments
Disclosure of operating segments [line items]
Adjusted EBITDA	663	376	(371)
Regional corporate costs	(350)	(398)	(422)
Other income	13	17	15
Depreciation and amortization	(147)	(145)	(150)
Share-based compensation expenses	(279)	(304)	(412)
Impairment losses on goodwill and non-financial assets	0		(5)
Restructuring costs	(14)	(56)	(8)
Legal, tax and regulatory settlement provisions	(54)	(9)	(20)
Loss before income tax	(168)	(519)	(1,373)
Income tax expense	(63)	(19)	(6)
Net finance income/(costs)	81	60	(353)
Share of loss of equity-accounted investees (net of tax)	(8)	(7)	(8)
Loss for the year	(158)	(485)	(1,740)
Reportable segments | Deliveries
Disclosure of operating segments [line items]
Adjusted EBITDA	196	81	(390)
Reportable segments | Mobility
Disclosure of operating segments [line items]
Adjusted EBITDA	569	466	297
Reportable segments | Financial services
Disclosure of operating segments [line items]
Adjusted EBITDA	(105)	(170)	$ (278)
Reportable segments | Others
Disclosure of operating segments [line items]
Adjusted EBITDA	$ 3	$ (1)